Benefit Plans, Recognized as Component of Accumulated Other Comprehensive (Loss) Income (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Pension Benefits [Member]
Amounts Recognized as a Component of Accumulated Other Comprehensive (Loss) Income [Abstract]
Estimated amount of net losses to be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost	$ (2.9)
Estimated amount of prior service costs to be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost	0.2
Pension Benefits [Member] | U.S. Plans [Member]
Amounts Recognized as a Component of Accumulated Other Comprehensive (Loss) Income [Abstract]
Net actuarial losses (gains)	5.7	$ 6.7
Prior service cost	0.0	0.0
Amounts included in accumulated other comprehensive (loss) income	5.7	6.7
Pension Benefits [Member] | Non-U.S. Plans [Member]
Amounts Recognized as a Component of Accumulated Other Comprehensive (Loss) Income [Abstract]
Net actuarial losses (gains)	58.8	48.9
Prior service cost	3.5	3.5
Amounts included in accumulated other comprehensive (loss) income	62.3	52.4
Other Postretirement Benefits [Member]
Amounts Recognized as a Component of Accumulated Other Comprehensive (Loss) Income [Abstract]
Net actuarial losses (gains)	0.2	(0.2)
Prior service cost	0.0	0.0
Amounts included in accumulated other comprehensive (loss) income	0.2	$ (0.2)
Estimated amount of net losses to be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost	0.0
Estimated amount of prior service costs to be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost	$ 0.0